Related Party Transactions	3 Months Ended
Mar. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
15.	RELATED-PARTY TRANSACTIONS
In the ordinary course of business, the Company enters into various transactions with related parties.
The Company has agreements to provide hosting services to various entities that are managed and invested in by individuals that are directors and executives of the Company. For the three months ended March 31, 2022 and 2021, the Company recognized hosting revenue from the contracts with these entities of $5.9 million and $4.3 million, respectively. In addition, for the three months ended March 31, 2022 and 2021, the company recognized equipment sales revenue of $25.9 million and $7.9 million from these same various entities. As of both March 31, 2022 and December 31, 2021, the Company had accounts receivable of $0.3 million from these entities.
The Company reimburses certain officers and directors of the Company for use of a personal aircraft for flights taken on Company business. For the three months ended March 31, 2022, the Company incurred reimbursements of $0.5 million. The Company did not incur any reimbursements for the three months ended March 31, 2021. As of March 31, 2022, $0.3 million was payable. A nominal amount was payable at December 31, 2021.